SCHEDULE OF INVENTORIES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 36,053	$ 112,023
Finished goods	188,422	168,115	118,005
Total inventory	$ 224,475	$ 280,138	$ 118,005